Intangible Assets, Net - Schedule of Intangible Assets By Major Class (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets, Beginning Balance	$ 888,950	$ 963,845
Finite Lived Intangible Assets, Amortization expense	(74,891)	(74,895)
Finite Lived Intangible Assets, Ending Balance	814,059	888,950
Patents and Trademarks [Member]
Finite Lived Intangible Assets, Beginning Balance	3,676	3,676
Finite Lived Intangible Assets, Amortization expense
Finite Lived Intangible Assets, Ending Balance	$ 3,676	3,676
Finite Lived Intangible Assets, Weighted Average Amortization Period (in years)	2 years
Licenses [Member]
Finite Lived Intangible Assets, Beginning Balance	$ 1,301,500	1,301,500
Finite Lived Intangible Assets, Amortization expense
Finite Lived Intangible Assets, Ending Balance	$ 1,301,500	1,301,500
Finite Lived Intangible Assets, Weighted Average Amortization Period (in years)	10 years 10 months 25 days
Accumulated Amortization [Member]
Finite Lived Intangible Assets, Beginning Balance	$ (416,226)	(341,331)
Finite Lived Intangible Assets, Amortization expense	(74,891)	(74,895)
Finite Lived Intangible Assets, Ending Balance	$ (491,117)	$ (416,226)